Consolidated balance sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents		$ 28,035	$ 24,394
Restricted cash	[1]	0	1,608
Short-term investments		181,374	214,164
Trade receivables		44,122	36,844
Recoverable taxes		6,499	5,122
Deferred commissions		1,005	663
Prepaid expenses		5,143	4,152
Derivative financial instruments		53	117
Other current assets		22	93
Total current assets		266,253	287,157
Non-current assets
Long-term investments	[2]	2,000	0
Trade receivables		7,415	5,432
Deferred tax assets		19,926	17,710
Prepaid expenses		155	204
Recoverable taxes		4,454	3,334
Deferred commissions		2,924	1,790
Other non-current assets		902	957
Right-of-use assets		3,277	4,818
Property and equipment, net		2,697	3,909
Intangible assets, net		30,024	31,210
Investments in joint venture		1,118	1,152
Total non-current assets		74,892	70,516
Total assets		341,145	357,673
Current liabilities
Accounts payable and accrued expenses		39,728	34,136
Loans and financing		0	1,153
Taxes payable		8,219	4,128
Lease liabilities		1,863	1,898
Deferred revenue		25,948	20,332
Accounts payable from acquisition of subsidiaries		0	299
Other current liabilities		1,486	70
Total current liabilities		77,244	62,016
Non-current liabilities
Accounts payable and accrued expenses		1,632	511
Taxes payable		0	160
Lease liabilities		2,233	3,737
Deferred revenue		16,584	13,923
Deferred tax liabilities		2,668	2,464
Other non-current liabilities		452	185
Total non-current liabilities		23,569	20,980
EQUITY
Issued capital		18	19
Capital reserve		370,821	390,885
Other reserves		(486)	127
Accumulated losses		(130,060)	(116,373)
Equity attributable to VTEX's shareholders		240,293	274,658
Non-controlling interests		39	19
Total shareholders' equity		240,332	274,677
Total liabilities and equity		$ 341,145	$ 357,673

[1]	As of December 31, 2023, the Company does not have restricted cash balances. As of December 31, 2022, the restricted cash included US$608, which Itaú Bank in Brazil held. These deposits were not available for use by the other entities within the Group and refer to the guarantee granted related to BNDES and Itaú loans. The restricted cash also included US$1,000 related to guarantees used to increase the Group’s corporate credit cards limits. Refer to note 16 for additional details.
[2]	Comprising ordinary shares of an unlisted entity acquired in October 2023, measured at fair value. The Group elected to recognize the changes in fair value of the existing instrument through profit or loss (“FVPL”). Refer to note 26.1(ii)a for additional details.